3. INVESTMENT SECURITIES: Held-to-maturity Securities (Tables)	12 Months Ended
Dec. 31, 2020
Tables/Schedules
Held-to-maturity Securities

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2020:
Obligations of states and
political subdivisions	$379,002	$1,848	$-	$380,850

December 31, 2019:
Obligations of states and
political subdivisions	$380,561	$8,959	$-	$389,520